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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------

Check here if Amendment [  ]; Amendment Number:
                                               --------------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC (1)
Address: 888 Seventh Avenue, Suite 1504
         New York, NY  10019

13F File Number:  028-10340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     (212) 621-8771

Signature, Place, and Date of Signing:

/s/ Eamon Smith                New York, NY              February 14, 2005
--------------------        --------------------         -----------------
   [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


(1)  Mr. Eric Semler is the managing member of TCS Capital Management, LLC.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                 -----------

Form 13F Information Table Entry Total:                   46
                                                 -----------

Form 13F Information Table Value Total:          $1,350,926
                                                 -----------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                                        FORM 13F
                                                TCS Capital Management, LLC
                                              Quarter Ended December 31, 2004

                   TITLE                  VALUE      SHARES/
                   OF                       x        PRN        SH/  PUT/    INVSTMT   OTHER
NAME OF ISSUER     CLASS   CUSIP          ($1000)    AMT        PRN  CALL    DISCRETN  MANAGERS         SOLE       SHARED       NONE
------------------------------------------------------------------------------------------------------------------------------------
ACTIVISION INC     COM     004930202        31,289   1,550,500  SH             SOLE                  1,550,500
NEW                NEW
------------------------------------------------------------------------------------------------------------------------------------
ALAMOSA            COM     011589108        25,348   2,032,710  SH             SOLE                  2,032,710
HOLDINGS INC
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN           CL A    029912201        39,041   2,121,800  SH             SOLE                  2,121,800
TOWER CORP
------------------------------------------------------------------------------------------------------------------------------------
APPLE COM-         COM     037833100        43,579     676,700  SH             SOLE                    676,700
PUTER INC
------------------------------------------------------------------------------------------------------------------------------------
AZTAR CORP         COM     054802103        39,659   1,135,700  SH             SOLE                  1,135,700
------------------------------------------------------------------------------------------------------------------------------------
CABLEVISION        CL A    12686C109        39,937   1,603,900  SH             SOLE                  1,603,900
SYS CORP           NY
                   CABLVS
------------------------------------------------------------------------------------------------------------------------------------
CENTRAL            COM     G20045202        56,857   1,460,864  SH             SOLE                  1,460,864
EUROPEAN MEDIA     CL A
ENTERP             NEW
------------------------------------------------------------------------------------------------------------------------------------
CONVERA CORP       CL A    211919105         2,706     581,944  SH             SOLE                    581,944
------------------------------------------------------------------------------------------------------------------------------------
COX RADIO INC      CL A    224051102        25,409   1,541,800  SH             SOLE                  1,541,800
------------------------------------------------------------------------------------------------------------------------------------
DIGITAS INC        COM     25388K104        18,017   1,886,625  SH             SOLE                  1,886,625
------------------------------------------------------------------------------------------------------------------------------------
EMMIS COMMUNI-     CL A    291525103        23,780   1,239,200  SH             SOLE                  1,239,200
CATIONS CORP
------------------------------------------------------------------------------------------------------------------------------------
FINDWHAT.COM       COM     317794105        34,736   1,959,145  SH             SOLE                  1,959,145
------------------------------------------------------------------------------------------------------------------------------------
FOX ENTERTAIN-     CL A    35138T107        19,819     634,000  SH             SOLE                    634,000
MENT GROUP INC
------------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE   COM     36866W106        17,471   2,951,100  SH             SOLE                  2,951,100
INTERNATIONAL
INC
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC         CL A    38259P508        59,765     310,000  SH             SOLE                    310,000
------------------------------------------------------------------------------------------------------------------------------------
GREY GLOBAL        COM     39787M108        67,208      61,099  SH             SOLE                     61,099
GROUP INC
------------------------------------------------------------------------------------------------------------------------------------
HOMESTORE INC      COM     437852106         4,984   1,645,000  SH             SOLE                  1,645,000
------------------------------------------------------------------------------------------------------------------------------------
IOWA TELECOMM      COM     462594201        32,409   1,502,500  SH             SOLE                  1,502,500
SERVICES INC
------------------------------------------------------------------------------------------------------------------------------------
ISLE OF CAPRI      COM     464592104        23,642     921,700  SH             SOLE                    921,700
CASINOS INC
------------------------------------------------------------------------------------------------------------------------------------
KNIGHT RIDDER INC  COM     499040103        18,368     274,391  SH             SOLE                    274,391
------------------------------------------------------------------------------------------------------------------------------------
LAS VEGAS SANDS    COM     517834107         9,624     200,500  SH             SOLE                    200,500
CORP
------------------------------------------------------------------------------------------------------------------------------------

                                                        FORM 13F
                                                TCS Capital Management, LLC
                                              Quarter Ended December 31, 2004

                   TITLE                  VALUE      SHARES/
                   OF                       x        PRN        SH/  PUT/    INVSTMT   OTHER
NAME OF ISSUER     CLASS   CUSIP          ($1000)    AMT        PRN  CALL    DISCRETN  MANAGERS         SOLE       SHARED       NONE
------------------------------------------------------------------------------------------------------------------------------------
LIN TV CORP        CL A    532774106        10,509     550,200  SH             SOLE                    550,200
------------------------------------------------------------------------------------------------------------------------------------
MCCLATCHY CO       CL A    579489105         8,969     124,900  SH             SOLE                    124,900
------------------------------------------------------------------------------------------------------------------------------------
MEDIA GENERAL      CL A    584404107         1,212      18,700  SH             SOLE                     18,700
INC
------------------------------------------------------------------------------------------------------------------------------------
MOBILE TELE-       SPON-   607409109        27,757     200,400  SH             SOLE                    200,400
SYSTEMS OJSC       SORED
                   ADR
------------------------------------------------------------------------------------------------------------------------------------
NDS GROUP PLC      SPON-   628891103         6,933     203,443  SH             SOLE                    203,443
                   SORED
                   ADR
------------------------------------------------------------------------------------------------------------------------------------
NETRATINGS INC     COM     64116M108        53,911   2,812,240  SH             SOLE                  2,812,240
------------------------------------------------------------------------------------------------------------------------------------
PIXAR              COM     725811103        48,255     563,666  SH             SOLE                    563,666
------------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA INC       COM     74157K101        25,499   6,710,200  SH             SOLE                  6,710,200
------------------------------------------------------------------------------------------------------------------------------------
REGAL ENTER-       CL A    758766109        42,506   2,048,500  SH             SOLE                  2,048,500
TAINMENT GROUP
------------------------------------------------------------------------------------------------------------------------------------
SEACHANGE          COM     811699107         8,031     460,500  SH             SOLE                    460,500
INTERNATIONAL INC
------------------------------------------------------------------------------------------------------------------------------------
SHOPPING.COM LTD   SHS     M8405Q102        11,376     402,700  SH             SOLE                    402,700
------------------------------------------------------------------------------------------------------------------------------------
SINA CORP          ORD     G81477104        12,824     400,000  SH             SOLE                    400,000
------------------------------------------------------------------------------------------------------------------------------------
SIRIUS SATELLITE   COM     82966U103        30,480   4,000,000  SH             SOLE                  4,000,000
RADIO INC
------------------------------------------------------------------------------------------------------------------------------------
SPECTRASITE INC    COM     84761M104        60,094   1,037,900  SH             SOLE                  1,037,900
------------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP        COM     852061100       120,398   4,844,999  SH             SOLE                  4,844,999
                   FON
------------------------------------------------------------------------------------------------------------------------------------
TAKE-TWO           COM     874054109        27,348     786,100  SH             SOLE                    786,100
INTERACTIVE
SOFTWARE INC
------------------------------------------------------------------------------------------------------------------------------------
TELESYSTEM         COM     879946606        14,404   1,287,200  SH             SOLE                  1,287,200
INTERNATIONAL      NEW
WIRELESS INC
------------------------------------------------------------------------------------------------------------------------------------
TELEWEST GLOBAL    COM     87956T107        19,074   1,085,000  SH             SOLE                  1,085,000
INC
------------------------------------------------------------------------------------------------------------------------------------
TIM HELLAS         ADR     88706Q104        60,679   3,236,191  SH             SOLE                  3,236,191
TELECOMM SA
------------------------------------------------------------------------------------------------------------------------------------
WEST CORP          COM     952355105        13,525     408,500  SH             SOLE                    408,500
------------------------------------------------------------------------------------------------------------------------------------
WESTERN WIRELESS   CL A    95988E204        48,489   1,654,913  SH             SOLE                  1,654,913
CORP
------------------------------------------------------------------------------------------------------------------------------------
WESTWOOD ONE INC   COM     961815107         5,741     213,200  SH             SOLE                    213,200
------------------------------------------------------------------------------------------------------------------------------------
WYNN RESORTS LTD   COM     983134107        24,366     364,113  SH             SOLE                    364,113
------------------------------------------------------------------------------------------------------------------------------------
YAHOO! INC         COM     984332106        22,608     600,000  SH             SOLE                    600,000
------------------------------------------------------------------------------------------------------------------------------------
YOUNG BROADCASTING CL A    987434107        12,290   1,163,829  SH             SOLE                  1,163,829
INC
------------------------------------------------------------------------------------------------------------------------------------

REPORT
SUMMARY: 46 DATA RECORDS                $1,350,926

         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED